Share-Based Compensation and Benefit Plans - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 15, 2022 USD ($) shares	Dec. 31, 2024 USD ($) Age $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options of common stock outstanding | shares		300,495	410,865
Income tax benefit		$ 166,904	$ 155,751	$ 125,717
Payment, tax withholding, share-based payment arrangement		39,673	2,828	87,107
Common stock contribution to 401(k) plan		8,735	8,862	6,746
Current federal tax expense (benefit)		$ 115,991	$ 119,133	$ 71,475
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock available for issuance | shares		1,500,000
Shares reserved for future grant | shares		431,061
Number of days of service required for an employee to purchase shares		90 days
Discount to employees to purchase shares		5.00%
Shares purchased under ESPP | shares		2,935	4,096	4,101
Average price of the shares purchased by employees | $ / shares		$ 429.6	$ 306.8	$ 262.57
Additional shares issued resulting from cash dividends reinvested in common stock | shares		2,308	3,079	3,365
Net proceeds from shares purchased under ESPP		$ 2,292	$ 2,292	$ 1,997
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options of common stock outstanding | shares		65,850
2014 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest		2 years
2014 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest		4 years
401(k) Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock contribution to 401(k) Plan, shares | shares		20,387	35,533	21,560
Common stock contribution to 401(k) plan		$ 8,735	$ 8,862	$ 6,746
2021 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of market price that share-based compensation awards are granted at		100.00%
Aggregate shares of common stock available for issuance | shares		2,500,000
Shares awarded under the plan, net of cancellations | shares		211,957
Shares reserved for future grant | shares		2,295,370
Shares of common stock that remained available for issuance under the 2014 Plan | shares		7,327
2021 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest		2 years
2021 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest		7 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of restricted stock | $ / shares		$ 428.46	$ 302.71	$ 290.55
Market value of vested shares		$ 102,328	$ 5,745	$ 271,781
Unrecognized share-based compensation expense		$ 222,387
Weighted average vesting period for unrecognized share-based compensation expense		11 years 8 months 12 days
Number of shares vested | shares		199,329
Restricted Stock [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense		$ 45,000
Vesting period related to restricted stock obligated to issue in connection with incentive compensation agreement		8 years
Restricted stock obligated to issue in connection with incentive compensation agreement | shares		21,597
Restricted Stock [Member] | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense		$ 10,000
Weighted average vesting period for unrecognized share-based compensation expense		2 years
Age of Chief Executive Officer when restricted stock vests | Age		86
Restricted Stock [Member] | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense		$ 17,000
Weighted average vesting period for unrecognized share-based compensation expense		4 years
Age of Chief Executive Officer when restricted stock vests | Age		88
Restricted Stock [Member] | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense		$ 13,000
Weighted average vesting period for unrecognized share-based compensation expense		5 years
Age of Chief Executive Officer when restricted stock vests | Age		89
Restricted Stock [Member] | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense		$ 5,000
Weighted average vesting period for unrecognized share-based compensation expense		8 years
Age of Chief Executive Officer when restricted stock vests | Age		92
Restricted Stock [Member] | President [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense		$ 56,000
Vesting period related to restricted stock obligated to issue in connection with incentive compensation agreement		19 years
Restricted stock obligated to issue in connection with incentive compensation agreement | shares		19,906
Restricted Stock [Member] | President [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense		$ 55,000
Weighted average vesting period for unrecognized share-based compensation expense		19 years
Age of president when restricted shares vests | Age		62
Restricted Stock [Member] | President [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense		$ 1,000
Weighted average vesting period for unrecognized share-based compensation expense		21 years
Age of president when restricted shares vests | Age		64
Restricted Stock [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Age of employee when restricted stock vests | Age		62
Restricted Stock [Member] | Various Key Leaders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock obligated to issue in connection with incentive compensation agreement | shares		4,747
Restricted Stock [Member] | Various Key Leaders [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average vesting period for unrecognized share-based compensation expense		5 years
Restricted Stock [Member] | Various Key Leaders [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average vesting period for unrecognized share-based compensation expense		11 years
Restricted Stock [Member] | Common and Class B Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares		78,378	7,585
Payment, tax withholding, share-based payment arrangement		$ 39,613	$ 2,215
Restricted Stock [Member] | Class B Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares				320,468
Payment, tax withholding, share-based payment arrangement				$ 87,049
Restricted Stock [Member] | Class B Common Stock [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market value of vested shares	$ 265,106
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares	311,408
Payment, tax withholding, share-based payment arrangement	$ 104,319
Cash benefit related to vesting of restricted stock previously granted to our CEO				67,000
Current federal tax expense (benefit)				49,000
Number of shares vested | shares	975,622
Shares retained net of tax withholdings | shares	664,214
Cash payment related to tax withholding for share based compensation	$ 19,700
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit		7,040	6,617	2,658
Total intrinsic value of stock options exercised		32,481	30,515	13,046
Cash received from the exercise of stock options		28,791	26,835	18,425
Unrecognized share-based compensation expense		7,188
Fair value of stock options vested		$ 4,022	$ 2,751	$ 2,721
Employee Stock Option [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares		3,999	17,687	1,592
Payment, tax withholding, share-based payment arrangement		$ 1,860	$ 5,489	$ 438